Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and financial risk management [line items]
Schedule of financial assets and liabilities by category

	Amortized
	Cost	FVTPL	Total
At December 31, 2021	$	$	$
Financial assets
Cash and cash equivalents	34,929	—	34,929
Trade receivables (1)	—	27,001	27,001
Total Financial assets	34,929	27,001	61,930

Financial liabilities
Accounts payable and accued liabilities	44,308	—	44,308
Loans payable	80,804	—	80,804
Total Financial liabilities	125,112	—	125,112

	Loans and
	receivables	FVTPL	Total
At December 31, 2020	$	$	$
Financial assets
Cash and cash equivalents	71,473	—	71,473
Trade receivables (1)	—	28,750	28,750
Total Financial assets	71,473	28,750	100,223

Financial liabilities
Accounts payable and accued liabilities	30,317	—	30,317
Loans payable	99,383	—	99,383
Total Financial liabilities	129,700	—	129,700
(1)	Trade receivables exclude sales and income tax receivables.

Schedule of fair value measurements of assets

At December 31, 2021 and 2020, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Statement of Financial Position are categorized as follows:

	December 31, 2021				December 31, 2020
Recurring measurements	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$	$	$	$	$	$	$	$
Trade receivables (1)	—	27,001	—	27,001	—	28,750	—	28,750
	—	27,001	—	27,001	—	28,750	—	28,750
(1)	Trade receivables exclude sales and income tax receivables.

Currency risk
Financial instruments and financial risk management [line items]
Schedule of exposure to risks

	December 31, 2021
			Peruvian
		Mexican	Nuevo
	CAN dollar	Peso	Soles	Total $

Cash and cash equivalents	301	55	678	1,034
Income tax and other receivables	69	19,478	1,665	21,212
	370	19,533	2,343	22,246

Accounts payable and other liabilities	(705)	(38,271)	(22,997)	(61,973)

Total	(335)	(18,738)	(20,654)	(39,727)

	December 31, 2020
			Peruvian
		Mexican	Nuevo
	CAN dollar	Peso	Soles	Total $

Cash and cash equivalents	179	1,706	1,625	3,510
Income tax and other receivables	39	13,371	723	14,133
	218	15,077	2,348	17,643

Accounts payable and other liabilities	(885)	(27,009)	(16,438)	(44,332)

Total	(667)	(11,932)	(14,090)	(26,689)

Credit risk
Financial instruments and financial risk management [line items]
Schedule of exposure to risks

	December 31,	December 31,
	2021	2020
	$	$
Cash and cash equivalents	34,929	71,473
Trade receivables	27,001	28,750
	61,930	100,223

Commodity price risk
Financial instruments and financial risk management [line items]
Schedule of exposure to risks

	2021	2020
Commodity	$	$

10% decrease in silver prices	(1,458)	(471)
10% decrease in copper prices	(3,213)	(743)
10% decrease in zinc prices	(605)	(354)
10% decrease in lead prices	(1,002)	(105)
10% decrease in gold prices	(297)	(928)

Liquidity risk
Financial instruments and financial risk management [line items]
Schedule of remaining contractual maturities and undiscounted cash flows

	Within 1 year	1-2 years	3-5 years	After 5 years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	44,308	—	—	—	44,308
Loans payable	25,000	25,000	31,250	—	81,250
Interest on loans payable	2,433	1,586	797	—	4,816
Decommissioning liability	1,034	3,824	3,090	13,297	21,245
Other liabilities	11,183	3,477	—	—	14,660
Total Commitments	83,958	33,887	35,137	13,297	166,279